CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash Flows from operating activities:
Net (loss)	$ (1,796,796)	$ (742,364)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	269,135	57,760
Stock, option and warrant expense	593,019
Shares issued for services	50,000
Unrealized (gain) loss on investments	18,000	(36,000)
Changes in operating assets and liabilities:
Accounts receivable	(104,394)	(18,361)
Related party receivable	(72,000)	(2,250)
Accounts payable and accruals	146,857	171,730
Deferred revenue	(54,823)	(11,193)
Other Assets		(3,173)
Related party payables	274,583	286,652
Net cash (used in) operating activities	(676,419)	(297,199)
Cash Flows from investing activities:
Cash (paid for) computer equipment		(1,768)
Cash (paid for) patent costs	(9,890)
Net cash (used in) investing activities	(9,890)	(1,768)
Cash Flows from financing activities:
Payments on debt	(218,000)	(718,000)
Borrowings on debt	502,500	1,017,700
Borrowings on debt - related party		50,000
Proceeds from exercise of options	37,188
Proceeds from shares issued for cash, net	426,346
Net cash provided by financing activities	748,034	349,700
Increase in cash	61,725	50,733
Cash - beginning of period	11,710	32,156
Cash - end of period	73,435	82,889
NON-CASH FINANCING ACTIVITIES
Common stock issued for conversion of debt	1,709,291
Warrants issued for accounts payable and related party payables	1,073,751
Common stock issued for accounts payable	50,000
Accounts payable converted into debt	30,000
Debt discount from warrants issued with debt	6,930
Intangible asset from the purchase of AudioEye by AEAC		4,252,342
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	$ 24,967